Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

(C.5) Income Taxes

y Judgments and Estimates

We are subject to changing tax laws in multiple jurisdictions within the countries in which we operate. Our ordinary business activities also include transactions where the ultimate tax outcome is uncertain due to different interpretations of tax laws, such as those involving transfer pricing and intercompany transactions between SAP Group entities. In addition, the amount of income taxes we pay is generally subject to ongoing audits by domestic and foreign tax authorities. In determining our worldwide income tax provisions, judgment is involved in assessing whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and whether to reflect the respective effect of uncertainty based on the most likely amount or the expected value. In applying these judgments, we consider the nature and the individual facts and circumstances of each uncertain tax treatment as well as the specifics of the respective jurisdiction, including applicable tax laws and our interpretation thereof.

The assessment whether a deferred tax asset is impaired requires judgment, as we need to estimate future taxable profits to determine whether the utilization of the deferred tax asset is probable. In evaluating our ability to utilize our deferred tax assets, we consider all available positive and negative evidence, including the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable. Our judgment regarding future taxable income is based on assumptions about future market conditions and future profits of SAP.

Judgment is also required in evaluating whether interest or penalties related to income taxes meet the definition of income taxes, and, if not, whether it is of financial nature. In this judgment, we particularly consider applicable local tax laws and interpretations on IFRS by national standard setters in the area of group financial reporting.

Tax Expense by Geographic Location

€ millions	2023	2022	2021
Current tax expense
Germany	596	539	603
Foreign	1,356	1,165	1,366
Total current tax expense	1,952	1,704	1,969
Deferred tax expense/income
Germany	74	86	108
Foreign	-285	-344	-395
Total deferred tax income	-211	-258	-287
 Total income tax expense	1,741	1,446	1,682

Major Components of Tax Expense

€ millions	2023	2022	2021
Current tax expense/income
Tax expense for current year	1,935	1,717	1,702
Taxes for prior years	17	-13	267
Total current tax expense	1,952	1,704	1,969
Deferred tax expense/income
Origination and reversal of temporary differences	-222	-216	-311
Unused tax losses, research and development tax credits, and foreign tax credits	11	-42	24
Total deferred tax income	-211	-258	-287
 Total income tax expense	1,741	1,446	1,682

Profit Before Tax by Geographic Location

€ millions	2023	2022	2021
Germany	1,201	1,814	2,057
Foreign	4,140	2,699	6,448
 Total	5,341	4,513	8,505

The following table reconciles the expected income tax expense, computed by applying our combined German tax rate of 26.5% (2022: 26.4%; 2021: 26.4%), to the actual income tax expense. Our 2023 combined German tax rate includes a corporate income tax rate of 15.0% (2022: 15.0%; 2021: 15.0%), plus a solidarity surcharge of 5.5% (2022: 5.5%; 2021: 5.5%) thereon, and trade taxes of 10.7% (2022: 10.6%; 2021: 10.6%).

Relationship Between Tax Expense and Profit Before Tax

€ millions, unless otherwise stated	2023	2022	2021
 Profit before tax from continuing operations	5,341	4,513	8,505
Tax expense at applicable tax rate of 26.5% (2022: 26.4%; 2021: 26.4%)	1,418	1,193	2,245
Tax effect of:
Foreign tax rates	-210	-134	-143
Non-deductible expenses	241	138	141
Tax-exempt income	-77	297	-630
Withholding taxes	297	176	199
Research and development and foreign tax credits	-89	-84	-73
Prior-year taxes	-8	4	18
Assessment of deferred tax assets, research and development tax credits, and foreign tax credits	138	-124	-36
Other	31	-20	-39
 Total income tax expense	1,741	1,446	1,682
Effective tax rate (in %)	32.6	32.0	19.8

Components of Recognized Deferred Tax Assets and Liabilities

€ millions	2023	2022
Deferred tax assets
Intangible assets	1,074	1,069
Property, plant, and equipment	37	27
Leases	379	503
Other financial assets	77	23
Trade and other receivables	81	81
Pension provisions	211	203
Share-based payments	267	226
Other provisions and obligations	692	753
Contract liabilities	818	994
Carryforwards of unused tax losses	147	180
Research and development and foreign tax credits	44	110
Other	370	134
Total deferred tax assets (gross)	4,197	4,303
Netting	-2,004	-2,208
/ Total deferred tax assets (net)	2,193	2,095
Deferred tax liabilities
Intangible assets	581	835
Property, plant, and equipment	89	108
Leases	341	437
Other financial assets	185	170
Trade and other receivables	761	269
Pension provisions	33	35
Other provisions and obligations	245	269
Other	34	326
Total deferred tax liabilities (gross)	2,269	2,449
Netting	-2,004	-2,208
/ Total deferred tax liabilities (net)	265	241

The decrease in deferred tax assets for contract liabilities and the decrease in deferred tax liabilities for intangible assets mainly result from the divestiture of Qualtrics.

The increase in deferred tax assets for other in the amount of €236 million (2022: €169 million) and in deferred tax liabilities for trade and other receivables in the amount of €492 million (2022: €288 million), as well as the decrease in deferred tax liabilities for other in the amount of €292 million (2022: €140 million), mainly result from reclassifications, leading to a more consistent presentation of the components of recognized deferred tax assets and liabilities. The presentation for 2022 remains unchanged in this respect.

Items Not Resulting in a Deferred Tax Asset

€ millions	2023	2022	2021
Unused tax losses
Not expiring	151	315	430
Expiring in the following year	28	14	26
Expiring after the following year	216	344	309
Total unused tax losses	395	673	765
Deductible temporary differences	325	378	602
Unused research and development and foreign tax credits
Not expiring	59	9	28
Expiring after the following year	5	20	20
Total unused tax credits	64	29	48

Of the unused tax losses, €181 million (2022: €276 million; 2021: €183 million) relate to U.S. state tax loss carryforwards.

We have not recognized a deferred tax liability on approximately €22.15 billion (2022: €28.91 billion) for undistributed profits of our subsidiaries, because we are in a position to control the timing of the reversal of the temporary difference and it is probable that such differences will not reverse in the foreseeable future.

Income Tax-Related Litigation

We are subject to ongoing tax audits by domestic and foreign tax authorities. Currently, we are in dispute mainly with the German and only a few foreign tax authorities. The German dispute is in respect of certain secured capital investments, while the few foreign disputes are mainly in respect of the deductibility of intercompany royalty payments and intercompany services. In all cases, we expect that a favorable outcome can only be achieved through litigation. For all of these matters, we have not recorded a provision as we believe that the tax authorities’ claims have no merit and that no adjustment is warranted. If, contrary to our view, the tax authorities were to prevail in their arguments before the court, we would expect to have an additional expense of approximately €1,815 million (2022: €1,607 million) in total (including related interest expenses and penalties of €1,003 million (2022: €881 million)).

Reform of International Taxation Rules

In October 2021, over 135 jurisdictions agreed on a new framework for the international tax system covering the re-allocation of taxing rights and the introduction of a global minimum corporate tax rate. In December 2021, the Organization for Economic Co-operation and Development (OECD) released model rules, which shall ensure that multinational enterprises with revenue above €750 million will be subject to a 15% minimum corporate tax rate. In December 2022, the Member States of the European Union (EU) adopted a directive on a global minimum level of taxation for multinational enterprise groups and large-scale domestic groups in the EU. By the end of 2023, Germany transposed the EU directive into national law, applicable for fiscal years beginning after December 30, 2023. SAP has performed an assessment of its potential exposure to the global minimum tax legislation. This assessment is based on our current understanding of the global minimum taxation rules and on the most recent information available regarding the financial performance of the constituent entities within SAP. Our simulation reveals that SAP should not be materially affected. SAP has applied the temporary mandatory exception to recognizing and disclosing information about deferred tax assets and liabilities related to the global minimum tax.